Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Contract assets	$ 8,539	$ 5,479	$ 8,539
Contract liabilities	68,900	56,200	68,900
Contract liabilities, current	57,066	48,525	57,066
Revenue recognized related to advance customer payments previously received	48,100	48,300
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	57,100	48,500	57,100
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	$ 11,800	$ 7,700	$ 11,800
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk			78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk			80.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			6.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			10.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			11.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			14.00%